Condensed consolidated statement of cash flows $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Cash flows from operating activities:
Profit for the period	$ 56,753	$ 30,296
Adjustments for:
Depreciation	74,342	68,159
Share of profit of associates	(827)	(847)
Financial income	(2,310)	(1,135)
Financial costs	78,597	69,602
Unrealized foreign exchange (gain)/ loss on cash and cash equivalents	63	(538)
Unrealized loss/(gain) on derivative financial instruments held for trading, including ineffective portion of cash flow hedges (Note 15)	(16,705)	1,172
Recycled loss of cash flow hedges reclassified to profit or loss		4,368
Share-based compensation (Note 17)	2,515	2,235
Adjusted profit/(loss)	192,428	173,312
Movements in working capital	(1,712)	(5,344)
Cash provided by operations	190,716	167,968
Interest paid	(63,914)	(63,853)
Net cash provided by operating activities	126,802	104,115
Cash flows from investing activities:
Payments for tangible fixed assets, vessels under construction and vessel held under finance lease	(588,929)	(63,010)
Dividends received from associate	500	1,043
Return of contributed capital from associate		59
Other investments		(13,944)
Purchase of short-term investments	(36,000)	(20,000)
Maturity of short-term investments	10,000	28,000
Restricted cash	(2,321)
Financial income received	2,124	1,126
Net cash used in investing activities	(614,626)	(66,726)
Cash flows from financing activities:
Proceeds from bank loans and bonds	498,225	280,000
Bank loan and bond repayments	(108,958)	(276,158)
Payment of loan issuance costs	(7,295)	(6,234)
Proceeds from GasLog Partners' public common unit offerings (net of underwriting discounts and commissions)	24	87,840
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	111,544	139,222
Payment of equity raising costs	(660)	(336)
Payment for NOK bonds repurchase at a premium		(1,459)
Payment for cross currency swaps' termination		(20,603)
Purchase of treasury shares	(62)
Proceeds from stock options' exercise	157	137
Dividends paid	(71,223)	(53,019)
Payments for finance lease liability	(3,588)	(13)
Net cash provided by financing activities	418,164	149,377
Effects of exchange rate changes on cash and cash equivalents	(63)	538
Increase/(decrease) in cash and cash equivalents	(69,723)	187,304
Cash and cash equivalents, beginning of the period	384,092	227,024
Cash and cash equivalents, end of the period	314,369	414,328
Non-cash investing and financing activities
Capital expenditures - net payable at the end of the period	15,426	4,805
Equity raising costs included in liabilities at the end of the period	88	955
Loan issuance costs included in liabilities at the end of the period	$ 79	57
Dividend declared included in liabilities at the end of the period		$ 2,516